STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8%
Advertising - .1%
Omnicom Group, Sr. Unscd. Notes	3.63	5/1/2022	500,000	519,673
WPP Finance 2010, Gtd. Notes	3.75	9/19/2024	350,000	386,570
				906,243
Aerospace & Defense - .5%
L3Harris Technologies, Sr. Unscd. Notes	5.05	4/27/2045	200,000	271,859
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/2035	250,000	298,357
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000	265,803
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	250,000	312,743
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000	194,259
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/2031	500,000	753,870
Raytheon Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000	122,204
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000	247,236
Raytheon Technologies, Sr. Unscd. Notes	4.50	6/1/2042	380,000	483,121
Raytheon Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000	136,729
Raytheon Technologies, Sr. Unscd. Notes	5.70	4/15/2040	300,000	425,925
Raytheon Technologies, Sr. Unscd. Notes	6.70	8/1/2028	50,000	67,076
Raytheon Technologies, Sr. Unscd. Notes	7.20	8/15/2027	150,000	200,652
The Boeing Company, Sr. Unscd. Notes	2.70	5/1/2022	300,000	307,739
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	127,505
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	198,218
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	126,087
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	97,803
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	125,000	126,547
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	280,000	316,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Aerospace & Defense - .5% (continued)
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	297,191
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	390,000	524,850
				5,901,966
Agriculture - .4%
Altria Group, Gtd. Notes	2.35	5/6/2025	800,000	845,177
Altria Group, Gtd. Notes	2.85	8/9/2022	500,000	518,614
Altria Group, Gtd. Notes	3.80	2/14/2024	300,000	327,265
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	356,691
Altria Group, Gtd. Notes	5.80	2/14/2039	300,000	388,477
Altria Group, Gtd. Notes	6.20	2/14/2059	150,000	205,285
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	377,371
BAT Capital, Gtd. Notes	3.22	8/15/2024	310,000	334,733
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	344,708
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	199,015
BAT International Finance, Gtd. Notes	1.67	3/25/2026	400,000	406,500
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/2022	600,000	620,371
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	366,980
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	300,923
				5,592,110
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	428,163	431,005
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	289,026	288,283
Southwest Airlines, Sr. Unscd. Notes	2.63	2/10/2030	300,000	304,662
Southwest Airlines, Sr. Unscd. Notes	5.13	6/15/2027	125,000	148,106
Southwest Airlines, Sr. Unscd. Notes	5.25	5/4/2025	200,000	229,710
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	702,805	739,801
				2,141,567
Asset-Backed Ctfs./Auto Receivables - .2%
Carmax Auto Owner Trust, Ser. 2019-4, Cl. A3	2.02	11/15/2024	186,000	190,661
Ford Credit Auto Owner Trust, Ser. 2020-A, Cl. A3	1.04	8/15/2024	200,000	202,515
Ford Credit Floorplan Master Owner Trust, Ser. 2019-3, Cl. A1	2.23	9/15/2024	150,000	154,854
Hyundai Auto Receivables Trust, Ser. 2020-A, Cl. A4	1.72	6/15/2026	100,000	104,164

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Asset-Backed Ctfs./Auto Receivables - .2% (continued)
Mercedes-Benz Auto Receivables Trust, Ser. 2020-1, Cl. A3	0.55	2/18/2025	1,000,000	1,005,818
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	873,024	888,507
				2,546,519
Asset-Backed Ctfs./Credit Cards - .2%
American Express Credit Account Master Trust, Ser. 2019-2, Cl. A	2.67	11/15/2024	100,000	103,055
Capital One Multi-Asset Execution Trust, Ser. 2017-A3, Cl. A3	2.43	1/15/2025	280,000	287,085
Capital One Multi-Asset Execution Trust, Ser. 2019-A1, Cl. A1	2.84	12/15/2024	250,000	256,930
Discover Card Execution Note Trust, Ser. 2017-A2, Cl. A2	2.39	7/15/2024	1,250,000	1,276,374
				1,923,444
Automobiles & Components - .6%
American Honda Finance, Sr. Unscd. Notes	1.00	9/10/2025	400,000	403,109
American Honda Finance, Sr. Unscd. Notes	1.20	7/8/2025	300,000	305,654
Aptiv, Gtd. Notes	4.25	1/15/2026	400,000	461,830
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	[a] 550,280
Cummins, Sr. Unscd. Notes	1.50	9/1/2030	200,000	196,482
Cummins, Sr. Unscd. Notes	2.60	9/1/2050	100,000	98,488
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000	314,356
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000	205,215
General Motors, Sr. Unscd. Notes	5.15	4/1/2038	90,000	108,950
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000	419,072
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000	560,071
General Motors Financial, Sr. Unscd. Notes	1.25	1/8/2026	200,000	199,516
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	200,000	198,745
General Motors Financial, Sr. Unscd. Notes	2.75	6/20/2025	200,000	212,682
General Motors Financial, Sr. Unscd. Notes	3.55	7/8/2022	200,000	208,355
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	200,000	221,017
Magna International, Sr. Unscd. Notes	2.45	6/15/2030	200,000	210,871
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000	233,664
Toyota Motor Credit, Sr. Unscd. Notes	0.50	8/14/2023	200,000	200,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Automobiles & Components - .6% (continued)
Toyota Motor Credit, Sr. Unscd. Notes	0.80	1/9/2026	200,000	[a]	200,181
Toyota Motor Credit, Sr. Unscd. Notes	1.15	8/13/2027	300,000		301,382
Toyota Motor Credit, Sr. Unscd. Notes	1.65	1/10/2031	300,000		298,492
Toyota Motor Credit, Sr. Unscd. Notes	1.80	2/13/2025	400,000		417,722
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	370,000		391,306
Toyota Motor Credit, Sr. Unscd. Notes	2.15	2/13/2030	250,000		263,944
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/2023	500,000		521,831
				7,704,018
Banks - 6.0%
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000		451,841
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	250,000		252,595
Bank of America, Sr. Unscd. Notes	1.32	6/19/2026	200,000		202,606
Bank of America, Sr. Unscd. Notes	1.90	7/23/2031	200,000		198,237
Bank of America, Sr. Unscd. Notes	1.92	10/24/2031	250,000		248,302
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	200,000		212,005
Bank of America, Sr. Unscd. Notes	2.50	2/13/2031	470,000		490,456
Bank of America, Sr. Unscd. Notes	2.59	4/29/2031	250,000		262,512
Bank of America, Sr. Unscd. Notes	2.68	6/19/2041	145,000		145,110
Bank of America, Sr. Unscd. Notes	2.83	10/24/2051	250,000		249,826
Bank of America, Sr. Unscd. Notes	2.88	10/22/2030	300,000		323,349
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	744,000		779,612
Bank of America, Sr. Unscd. Notes	3.19	7/23/2030	130,000		143,300
Bank of America, Sr. Unscd. Notes	3.82	1/20/2028	310,000		353,546
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000		162,209
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	75,000		89,651
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000		172,890
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000		347,224
Bank of America, Sr. Unscd. Notes	4.13	1/22/2024	500,000		552,804
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000		193,712
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000		212,004
Bank of America, Sr. Unscd. Notes	4.33	3/15/2050	145,000		181,956
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000		681,065
Bank of America, Sub. Notes	4.00	1/22/2025	500,000		557,766
Bank of America, Sub. Notes, Ser. L	4.18	11/25/2027	500,000		573,456
Bank of Montreal, Sr. Unscd. Notes	0.45	12/8/2023	200,000		200,580
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	600,000		600,229
Bank of Montreal, Sr. Unscd. Notes	2.05	11/1/2022	300,000		309,570

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 6.0% (continued)
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	500,000		542,615
BankUnited, Sub. Notes	5.13	6/11/2030	200,000		233,110
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000		229,165
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000		228,258
Barclays, Sr. Unscd. Notes	5.25	8/17/2045	400,000		539,019
Barclays Bank, Sr. Unscd. Notes	1.70	5/12/2022	200,000		203,379
BPCE, Gtd. Notes	4.00	4/15/2024	200,000		221,596
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.95	6/23/2023	200,000		202,636
Citigroup, Sr. Unscd. Notes	1.68	5/15/2024	500,000		513,070
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	500,000		517,788
Citigroup, Sr. Unscd. Notes	3.11	4/8/2026	750,000		814,722
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000		566,009
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000		69,283
Citigroup, Sr. Unscd. Notes	4.08	4/23/2029	100,000		115,589
Citigroup, Sr. Unscd. Notes	4.28	4/24/2048	200,000		251,439
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000		198,389
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000	[a]	130,426
Citigroup, Sub. Notes	5.50	9/13/2025	500,000		596,230
Citigroup, Sub. Notes	6.68	9/13/2043	500,000		789,128
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/2022	1,000,000		1,059,677
Cooperatieve Rabobank, Sr. Unscd. Notes	0.38	1/12/2024	300,000		300,328
Credit Suisse, Sr. Unscd. Notes	2.80	4/8/2022	250,000		257,521
Credit Suisse, Sr. Unscd. Notes	2.95	4/9/2025	250,000		272,771
Credit Suisse Group, Sr. Unscd. Notes	3.75	3/26/2025	500,000		554,022
Credit Suisse Group, Sr. Unscd. Notes	4.88	5/15/2045	280,000		377,489
Deutsche Bank, Sr. Unscd. Notes	2.13	11/24/2026	200,000		203,043
Deutsche Bank, Sr. Unscd. Notes	3.96	11/26/2025	400,000		438,435
Discover Bank, Sr. Unscd. Bonds	3.45	7/27/2026	500,000		557,430
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000		460,758
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000		216,842
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/2022	600,000		619,927
HSBC Holdings, Sr. Unscd. Notes	1.59	5/24/2027	200,000		202,617
HSBC Holdings, Sr. Unscd. Notes	2.63	11/7/2025	400,000		423,933
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000		334,374
HSBC Holdings, Sr. Unscd. Notes	3.97	5/22/2030	300,000		341,373
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	400,000		492,849
HSBC Holdings, Sub. Notes	4.25	3/14/2024	500,000		550,373
HSBC Holdings, Sub. Notes	6.50	5/2/2036	450,000		640,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 6.0% (continued)
ING Groep, Sr. Unscd. Notes	3.15	3/29/2022	300,000		309,952
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000		327,725
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000		447,716
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000		150,392
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	[a]	73,765
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000		261,607
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000		243,295
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000		409,674
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000		79,404
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000		236,325
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/2023	300,000		308,819
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	75,000		81,247
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	360,000		383,755
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/2023	1,000,000		1,056,812
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000		556,620
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000		151,318
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	140,000		151,264
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000		126,446
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000		242,034
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000		231,453
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000		176,321
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000		502,947
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000		361,256
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	500,000		564,966
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000		556,751
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/2026	500,000		583,184
KeyBank, Sr. Unscd. Notes	0.42	1/3/2024	200,000		200,341

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 6.0% (continued)
KeyBank, Sr. Unscd. Notes	3.30	6/1/2025	400,000	444,735
KeyBank, Sub. Notes	6.95	2/1/2028	100,000	130,676
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Bonds	0.38	7/18/2025	245,000	244,148
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Bonds	2.50	2/15/2022	300,000	307,290
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	0.25	10/19/2023	800,000	800,580
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	0.63	1/22/2026	250,000	251,142
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	1.75	8/22/2022	210,000	215,234
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	1,173,056
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.13	3/7/2022	620,000	633,392
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.38	12/29/2022	805,000	838,730
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	500,000	541,557
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	3.13	11/14/2023	400,000	431,926
Lloyds Banking Group, Sr. Unscd. Notes	1.33	6/15/2023	200,000	202,243
Lloyds Banking Group, Sr. Unscd. Notes	3.87	7/9/2025	250,000	274,926
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000	595,921
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	820,000	935,955
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	1.41	7/17/2025	200,000	203,960
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	2.05	7/17/2030	200,000	203,911
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/2022	500,000	514,172
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/2027	500,000	573,722
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000	324,667
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000	248,913
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/2026	500,000	549,187
Mizuho Financial Group, Sr. Unscd. Notes	1.24	7/10/2024	200,000	203,258
Mizuho Financial Group, Sr. Unscd. Notes	2.20	7/10/2031	200,000	204,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 6.0% (continued)
Morgan Stanley, Sr. Unscd. Notes	0.53	1/25/2024	300,000		300,116
Morgan Stanley, Sr. Unscd. Notes	0.56	11/10/2023	75,000		75,077
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	75,000		74,014
Morgan Stanley, Sr. Unscd. Notes	1.93	4/28/2032	300,000		299,906
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		186,172
Morgan Stanley, Sr. Unscd. Notes	2.72	7/22/2025	100,000		106,772
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/2023	150,000		158,182
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	380,000		432,083
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	500,000		534,020
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		205,051
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	500,000		567,238
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000		646,956
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		450,771
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000		573,218
Morgan Stanley, Sub. Notes	4.10	5/22/2023	500,000		539,959
National Australia Bank, Sr. Unscd. Notes	1.88	12/13/2022	250,000		257,896
National Australia Bank, Sr. Unscd. Notes	2.50	7/12/2026	500,000		544,570
Natwest Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000		583,313
Northern Trust, Sub. Notes	3.95	10/30/2025	546,000		628,670
PNC Bank, Sub. Notes	3.80	7/25/2023	500,000		541,122
Royal Bank of Canada, Sr. Unscd. Notes	0.43	1/19/2024	300,000		300,056
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000		203,197
Royal Bank of Canada, Sr. Unscd. Notes	1.60	4/17/2023	250,000	[a]	256,940
Royal Bank of Canada, Sr. Unscd. Notes	1.95	1/17/2023	200,000	[a]	206,515
State Street, Sr. Unscd. Notes	3.15	3/30/2031	300,000		338,642
State Street, Sr. Unscd. Notes	3.55	8/18/2025	290,000		326,867
State Street, Sr. Unscd. Notes	3.70	11/20/2023	250,000		273,842
State Street, Sub. Notes	3.03	11/1/2034	225,000		242,346
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/2023	290,000		304,891
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.51	1/12/2024	300,000		300,824
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	300,000		299,091
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000		180,433
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000		567,167

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 6.0% (continued)
SVB Financial Group, Sr. Unscd. Notes	3.13	6/5/2030	200,000		222,468
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000	[a]	204,216
The Bank of Nova Scotia, Sr. Unscd. Notes	1.63	5/1/2023	250,000		256,907
The Bank of Nova Scotia, Sr. Unscd. Notes	2.00	11/15/2022	180,000		185,745
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	500,000		543,646
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	500,000		580,552
The Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000		234,831
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000		543,853
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/2023	500,000		531,306
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000		171,872
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000		826,074
The Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/2041	700,000		1,063,582
The Goldman Sachs Group, Sr. Unscd. Notes, Ser. FXD	0.48	1/27/2023	300,000		300,128
The Goldman Sachs Group, Sr. Unscd. Notes, Ser. VAR	0.63	11/17/2023	200,000		200,316
The Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000		147,807
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	500,000		739,893
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		300,833
The Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000		315,546
The PNC Financial Services Group, Sr. Unscd. Notes	2.20	11/1/2024	500,000		531,537
The PNC Financial Services Group, Sr. Unscd. Notes	2.55	1/22/2030	300,000		321,302
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000		228,855
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	6/12/2023	200,000		202,087
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		298,944
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000	[a]	203,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 6.0% (continued)
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.90	12/1/2022	300,000		309,067
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000		377,710
Truist Bank, Sr. Unscd. Notes	2.15	12/6/2024	250,000		265,116
Truist Bank, Sr. Unscd. Notes	2.75	5/1/2023	500,000		526,405
Truist Financial, Sr. Unscd. Notes	1.20	8/5/2025	200,000		204,452
Truist Financial, Sr. Unscd. Notes	1.95	6/5/2030	200,000	[a]	204,739
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	200,000		213,258
Truist Financial, Sr. Unscd. Notes	3.70	6/5/2025	300,000		337,626
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		196,285
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/2022	900,000		926,136
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000		376,272
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		151,491
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		418,798
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		571,045
Wells Fargo & Co., Sr. Unscd. Notes	3.07	4/30/2041	400,000		419,193
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	470,000		482,831
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000		222,768
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		157,933
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		571,882
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		583,945
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000		613,338
Wells Fargo & Co., Sub. Notes	4.75	12/7/2046	500,000		629,076
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/2023	500,000		530,099
Wells Fargo Bank, Sr. Unscd. Notes	3.55	8/14/2023	300,000		323,462
Westpac Banking, Sr. Unscd. Notes	2.00	1/13/2023	300,000		310,133
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000		220,593
Westpac Banking, Sub. Notes	2.67	11/15/2035	200,000		202,282
Westpac Banking, Sub. Notes	2.96	11/16/2040	200,000		204,068
				75,448,969
Beverage Products - .6%
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/2043	700,000		786,789
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.50	6/1/2030	100,000		114,187
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.65	2/1/2026	315,000		353,605
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	500,000		579,788
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	6/1/2060	140,000		172,005
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	250,000		304,095

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Beverage Products - .6% (continued)
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	590,000	729,540
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	285,000	346,286
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000	157,771
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000	437,736
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	400,000	431,019
Diageo Capital, Gtd. Notes	2.38	10/24/2029	300,000	319,629
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000	314,377
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	215,000	232,541
Molson Coors Beverage, Gtd. Notes	4.20	7/15/2046	150,000	168,141
PepsiCo, Sr. Unscd. Notes	2.63	7/29/2029	400,000	436,681
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	500,000	559,633
PepsiCo, Sr. Unscd. Notes	3.63	3/19/2050	300,000	358,554
PepsiCo, Sr. Unscd. Notes	4.45	4/14/2046	210,000	278,811
The Coca-Cola Company, Sr. Unscd. Notes	1.00	3/15/2028	300,000	295,930
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	200,000	194,679
The Coca-Cola Company, Sr. Unscd. Notes	2.50	3/15/2051	300,000	292,840
				7,864,637
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	150,000	160,789
Carrier Global, Sr. Unscd. Notes	2.72	2/15/2030	115,000	121,983
Carrier Global, Sr. Unscd. Notes	3.38	4/5/2040	225,000	239,466
Carrier Global, Sr. Unscd. Notes	3.58	4/5/2050	245,000	261,731
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/2045	10,000	13,715
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	97,989
				895,673
Chemicals - .4%
Celanese US Holdings, Gtd. Notes	4.63	11/15/2022	350,000	374,992
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	100,000	110,016
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	100,000	116,226
DuPont de Nemours, Sr. Unscd. Notes	4.73	11/15/2028	100,000	121,618
DuPont de Nemours, Sr. Unscd. Notes	5.42	11/15/2048	125,000	176,511
Ecolab, Sr. Unscd. Notes	1.30	1/30/2031	300,000	291,071
Ecolab, Sr. Unscd. Notes	2.13	8/15/2050	325,000	295,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Chemicals - .4% (continued)
Ecolab, Sr. Unscd. Notes	2.70	11/1/2026	250,000		274,760
Linde, Gtd. Notes	2.45	2/15/2022	400,000		406,938
LYB International Finance, Gtd. Bonds	4.00	7/15/2023	350,000		379,575
LYB International Finance III, Gtd. Notes	3.80	10/1/2060	250,000		261,011
Nutrien, Sr. Unscd. Notes	3.63	3/15/2024	200,000		217,214
Nutrien, Sr. Unscd. Notes	5.25	1/15/2045	200,000		271,714
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	500,000		711,212
The Dow Chemical Company, Sr. Unscd. Notes	3.63	5/15/2026	250,000		282,178
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	300,000		358,814
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	300,000		326,528
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		127,809
				5,103,583
Collateralized Municipal-Backed Securities - .9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K032, Cl. A1	3.02	2/25/2023	169,383	[b]	173,846
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K039, Cl. A2	3.30	7/25/2024	1,000,000	[b]	1,093,818
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	648,000	[b]	709,754
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	1,000,000	[b]	1,113,804
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	1,300,000	[b]	1,418,757
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K091, Cl. A2	3.51	3/25/2029	400,000	[b]	470,192
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K092, Cl. A2	3.30	4/25/2029	400,000	[b]	465,423

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Collateralized Municipal-Backed Securities - .9% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[b]	448,234
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[b]	434,465
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	5/25/2029	297,556	[b]	313,083
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[b]	201,885
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[b]	405,587
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.55	4/25/2023	153,207	[b]	154,657
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.08	6/25/2027	975,000	[b]	1,094,906
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/25/2027	370,119	[b]	385,985
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	2.98	12/25/2027	1,000,000	[b]	1,121,453
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.37	7/25/2028	750,000	[b]	869,378
Federal National Mortgage Association, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	500,000	[b]	558,204
Federal National Mortgage Association, Ser. 2019-M5, Cl. A2	3.27	2/25/2029	200,000	[b]	229,113
				11,662,544
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000		104,068
Equifax, Sr. Unscd. Notes	2.60	12/1/2024	400,000		427,098
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	500,000		588,439
Massachusetts Institute of Technology, Unscd. Notes	5.60	7/1/2111	200,000		343,673
Moody's, Sr. Unscd. Notes	2.55	8/18/2060	250,000		226,809
PayPal Holdings, Sr. Unscd. Notes	1.65	6/1/2025	400,000		414,875
PayPal Holdings, Sr. Unscd. Notes	2.85	10/1/2029	95,000		103,749
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	300,000		333,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Commercial & Professional Services - .3% (continued)
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000	520,745
The Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000	205,123
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	130,603
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	63,179
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000	306,733
				3,768,098
Commercial Mortgage Pass-Through Ctfs. - 1.4%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	440,022
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	209,874
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	348,900
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000	435,195
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	540,091
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	500,000	558,253
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/2047	1,000,000	1,096,762
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.11	8/10/2050	750,000	817,944
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000	220,260
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	1,035,000	1,172,804
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	453,580	477,310
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/1/2052	250,000	277,646
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	222,420
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/15/2047	795,157	821,468
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/2045	500,000	544,170
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	725,000	798,401

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.4% (continued)
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	2,000,000	2,256,372
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	1,175,000	1,285,700
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	2,000,000	2,163,352
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	590,270
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/2046	412,000	432,648
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000	1,056,878
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000	227,515
				16,994,255
Consumer Discretionary - .0%
Lennar, Gtd. Notes	4.88	12/15/2023	100,000	110,375
Sands China, Sr. Unscd. Notes	4.38	6/18/2030	200,000	[c] 219,750
				330,125
Consumer Durables & Apparel - .1%
Nike, Sr. Unscd. Notes	2.25	5/1/2023	300,000	311,827
Nike, Sr. Unscd. Notes	3.38	3/27/2050	300,000	346,913
Nike, Sr. Unscd. Notes	3.63	5/1/2043	300,000	355,460
Ralph Lauren, Sr. Unscd. Notes	2.95	6/15/2030	200,000	214,774
				1,228,974
Consumer Staples - .2%
Church & Dwight, Sr. Unscd. Notes	3.95	8/1/2047	300,000	363,353
Kimberly-Clark, Sr. Unscd. Notes	3.10	3/26/2030	300,000	338,854
The Estee Lauder Companies, Sr. Unscd. Notes	2.00	12/1/2024	320,000	337,628
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	300,000	320,740
The Estee Lauder Companies, Sr. Unscd. Notes	2.60	4/15/2030	300,000	325,121
Unilever Capital, Gtd. Notes	1.38	9/14/2030	500,000	494,889
Unilever Capital, Gtd. Notes	5.90	11/15/2032	250,000	360,886
				2,541,471
Diversified Financials - .8%
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000	277,468
Air Lease, Sr. Unscd. Notes	0.70	2/15/2024	300,000	297,754
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	300,000	322,865
Air Lease, Sr. Unscd. Notes	3.75	2/1/2022	100,000	102,623
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	200,000	218,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Diversified Financials - .8% (continued)
Ally Financial, Sr. Unscd. Notes	5.80	5/1/2025	250,000		296,426
American Express, Sub. Notes	3.63	12/5/2024	500,000		554,523
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000		315,329
Blackrock, Sr. Unscd. Notes	3.50	3/18/2024	250,000		274,216
Blackstone, Sr. Unscd. Notes	3.63	1/15/2026	300,000	[c]	309,258
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000		840,398
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000		273,098
FS KKR Capital, Sr. Unscd. Notes	3.40	1/15/2026	200,000		200,555
GE Capital Funding, Gtd. Notes	4.05	5/15/2027	100,000	[c]	114,306
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	1,100,000		1,289,185
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000		383,012
Intercontinental Exchange, Sr. Unscd. Notes	2.10	6/15/2030	200,000		204,712
Intercontinental Exchange, Sr. Unscd. Notes	2.65	9/15/2040	75,000		74,386
Intercontinental Exchange, Sr. Unscd. Notes	3.00	9/15/2060	75,000		75,225
Intercontinental Exchange, Sr. Unscd. Notes	3.00	6/15/2050	200,000		206,011
Intercontinental Exchange, Sr. Unscd. Notes	4.25	9/21/2048	75,000		92,492
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000		276,177
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000		44,884
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/2023	150,000		163,199
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000		281,518
Mastercard, Sr. Unscd. Notes	3.85	3/26/2050	250,000		312,022
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000		277,057
Owl Rock Capital, Sr. Unscd. Notes	3.40	7/15/2026	200,000		205,137
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000		549,760
Visa, Sr. Unscd. Notes	0.75	8/15/2027	300,000		295,978
Visa, Sr. Unscd. Notes	1.10	2/15/2031	300,000		288,463
Visa, Sr. Unscd. Notes	2.00	8/15/2050	140,000		126,365
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000		66,552
Visa, Sr. Unscd. Notes	4.15	12/14/2035	270,000		344,355
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000		261,255
				10,214,972
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000		147,406
Electronic Components - .2%
Allegion US Holding, Gtd. Notes	3.20	10/1/2024	400,000		428,846
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000		534,241

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Electronic Components - .2% (continued)
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000		270,855
Jabil, Sr. Unscd. Notes	3.00	1/15/2031	200,000		209,331
Roper Technologies, Sr. Unscd. Notes	1.00	9/15/2025	300,000		301,932
Roper Technologies, Sr. Unscd. Notes	1.40	9/15/2027	300,000		302,802
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000		576,168
				2,624,175
Energy - 2.3%
Baker Hughes Co-Obligor, Sr. Unscd. Notes	4.49	5/1/2030	400,000	[a]	475,731
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	400,000		415,115
BP Capital Markets America, Gtd. Notes	3.25	5/6/2022	700,000		725,678
BP Capital Markets America, Gtd. Notes	3.63	4/6/2030	300,000		341,604
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000		338,200
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000		348,534
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000		118,179
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000		263,804
Cenovus Energy, Sr. Unscd. Notes	5.38	7/15/2025	200,000		226,115
Cenovus Energy, Sr. Unscd. Notes	6.75	11/15/2039	115,000		149,137
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	180,000		208,718
Chevron, Sr. Unscd. Notes	2.24	5/11/2030	180,000		188,409
Chevron, Sr. Unscd. Notes	2.95	5/16/2026	295,000		323,867
Chevron, Sr. Unscd. Notes	3.08	5/11/2050	300,000		313,423
Chevron, Sr. Unscd. Notes	3.33	11/17/2025	165,000		183,509
Chevron USA, Gtd. Notes	2.34	8/12/2050	35,000		31,997
Chevron USA, Gtd. Notes	3.90	11/15/2024	200,000		223,392
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/2023	500,000		517,812
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000		179,001
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000		375,832
ConocoPhillips, Sr. Unscd. Notes	6.95	4/15/2029	125,000		172,555
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000		83,356
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/2043	300,000		390,525
Enable Midstream Partners, Gtd. Notes	5.00	5/15/2044	250,000		242,171
Enbridge, Gtd. Notes	4.25	12/1/2026	500,000		581,225
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	200,000		210,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Energy - 2.3% (continued)
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	300,000		311,444
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	500,000		515,267
Energy Transfer Operating, Gtd. Notes	6.25	4/15/2049	95,000		112,533
Enterprise Products Operating, Gtd. Notes	3.13	7/31/2029	300,000		329,053
Enterprise Products Operating, Gtd. Notes	3.35	3/15/2023	600,000		632,953
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000		225,269
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	95,000		102,174
Enterprise Products Operating, Gtd. Notes	4.25	2/15/2048	75,000		85,058
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	500,000		618,181
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	200,000		228,431
Equinor, Gtd. Notes	3.63	4/6/2040	200,000		229,869
Equinor ASA, Gtd. Notes	2.65	1/15/2024	500,000		531,178
Exxon Mobil, Sr. Unscd. Notes	1.57	4/15/2023	250,000		256,866
Exxon Mobil, Sr. Unscd. Notes	2.28	8/16/2026	155,000		165,428
Exxon Mobil, Sr. Unscd. Notes	2.61	10/15/2030	345,000		368,466
Exxon Mobil, Sr. Unscd. Notes	3.00	8/16/2039	430,000		447,151
Exxon Mobil, Sr. Unscd. Notes	3.10	8/16/2049	230,000		235,354
Exxon Mobil, Sr. Unscd. Notes	3.45	4/15/2051	135,000		147,103
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	250,000		298,163
Halliburton, Sr. Unscd. Notes	3.80	11/15/2025	415,000		465,855
Hess, Sr. Unscd. Notes	4.30	4/1/2027	250,000		277,422
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000		296,557
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/2026	480,000		545,240
Kinder Morgan, Gtd. Notes	4.30	3/1/2028	500,000		579,688
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000		534,712
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	300,000		348,655
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000		464,819
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	300,000	[a]	370,344
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	300,000		345,881
MPLX, Sr. Unscd. Notes	4.50	4/15/2038	105,000		117,519
MPLX, Sr. Unscd. Notes	4.88	12/1/2024	500,000		568,316
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000		128,599
MPLX, Sr. Unscd. Notes	5.50	2/15/2049	150,000		187,565

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Energy - 2.3% (continued)
Nexen, Gtd. Notes	5.88	3/10/2035	125,000	157,904
ONEOK, Gtd. Notes	4.00	7/13/2027	300,000	333,621
ONEOK, Gtd. Notes	4.50	3/15/2050	300,000	314,956
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000	548,911
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000	77,954
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	202,634
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000	249,540
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	300,000	320,680
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000	261,758
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000	709,890
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	4/15/2023	300,000	328,314
Shell International Finance, Gtd. Notes	2.38	4/6/2025	250,000	266,436
Shell International Finance, Gtd. Notes	2.38	11/7/2029	400,000	422,139
Shell International Finance, Gtd. Notes	2.75	4/6/2030	250,000	270,387
Shell International Finance, Gtd. Notes	2.88	5/10/2026	185,000	202,917
Shell International Finance, Gtd. Notes	3.25	4/6/2050	250,000	268,968
Shell International Finance, Gtd. Notes	3.25	5/11/2025	560,000	619,366
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000	315,797
Spectra Energy Partners, Gtd. Notes	5.95	9/25/2043	200,000	260,312
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000	54,432
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000	413,242
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/2043	200,000	202,879
Sunoco Logistics Partners Operations, Gtd. Notes	5.40	10/1/2047	110,000	117,192
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000	96,218
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	150,000	170,737
The Williams Companies, Sr. Unscd. Notes	4.00	9/15/2025	100,000	112,314
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	400,000	524,149
Total Capital International, Gtd. Notes	2.83	1/10/2030	170,000	184,975
Total Capital International, Gtd. Notes	3.46	7/12/2049	50,000	54,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Energy - 2.3% (continued)
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/2023	500,000	539,810
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000	74,740
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000	103,727
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000	460,593
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	165,000	217,081
Valero Energy, Sr. Unscd. Notes	7.50	4/15/2032	170,000	237,437
				28,396,077
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	200,000	212,951
Waste Management, Gtd. Notes	3.50	5/15/2024	500,000	545,251
Waste Management, Gtd. Notes	4.15	7/15/2049	250,000	311,019
				1,069,221
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000	278,164
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000	438,006
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000	93,686
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	200,000	199,557
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/2023	85,000	89,475
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000	122,531
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000	83,302
General Mills, Sr. Unscd. Notes	2.88	4/15/2030	300,000	326,628
General Mills, Sr. Unscd. Notes	3.00	2/1/2051	300,771	[c] 317,179
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	110,000	130,157
Hormel Foods, Sr. Unscd. Notes	1.80	6/11/2030	200,000	202,912
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000	318,681
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	300,000	318,253
Mondelez International, Sr. Unscd. Notes	2.13	4/13/2023	400,000	414,543
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	300,000	324,639
Sysco, Gtd. Notes	5.38	9/21/2035	200,000	261,769
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000	346,674
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	400,000	583,378
Tyson Foods, Sr. Unscd. Bonds	5.15	8/15/2044	250,000	339,791
				4,911,161
Foreign Governmental - 1.5%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	400,000	[a] 420,327

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Foreign Governmental - 1.5% (continued)
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000		549,380
Colombia, Sr. Unscd. Bonds	5.00	6/15/2045	800,000		930,600
Colombia, Sr. Unscd. Notes	3.88	4/25/2027	500,000		551,530
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		32,412
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		523,440
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		333,348
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000		347,269
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		356,068
Israel, Gov't Gtd. Bonds	5.50	9/18/2023	450,000		512,041
Israel, Sr. Unscd. Bonds	3.15	6/30/2023	300,000		319,439
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		296,860
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		327,564
Italy, Sr. Unscd. Debs.	6.88	9/27/2023	400,000		464,359
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000		299,469
Mexico, Sr. Unscd. Notes	3.77	5/24/2061	300,000		289,687
Mexico, Sr. Unscd. Notes	3.90	4/27/2025	300,000	[a]	336,750
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	345,000		395,244
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	600,000		662,583
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		292,752
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	850,000	[a]	1,059,321
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	500,000		566,177
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		246,752
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	400,000		574,722
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		552,893
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		636,822
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		457,080
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	800,000		1,128,290
Poland, Sr. Unscd. Notes	5.00	3/23/2022	650,000		685,880
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		91,760
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	925,000		1,178,284
Province of Ontario Canada, Sr. Unscd. Bonds	1.75	1/24/2023	300,000		309,034
Province of Ontario Canada, Sr. Unscd. Notes	0.63	1/21/2026	200,000		199,818
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000		162,555
Province of Quebec Canada, Sr. Unscd. Debs., Ser. NJ	7.50	7/15/2023	200,000		234,683
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000		820,461
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		140,439
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		486,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Foreign Governmental - 1.5% (continued)
Uruguay, Sr. Unscd. Notes	4.50	8/14/2024	400,000	[a]	441,258
				18,213,517
Forest Products & Paper - .0%
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	250,000		317,134
Health Care - 3.3%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000		198,509
Abbott Laboratories, Sr. Unscd. Notes	3.40	11/30/2023	500,000		540,106
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		283,687
AbbVie, Sr. Unscd. Notes	2.60	11/21/2024	385,000		411,535
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	1,000,000		1,043,611
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	335,000		370,916
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000		188,543
AbbVie, Sr. Unscd. Notes	3.80	3/15/2025	300,000		333,539
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	200,000		234,944
AbbVie, Sr. Unscd. Notes	4.25	11/21/2049	490,000		596,890
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000		130,353
AbbVie, Sr. Unscd. Notes	4.30	5/14/2036	235,000		286,564
AbbVie, Sr. Unscd. Notes	4.45	5/14/2046	330,000		405,623
AbbVie, Sr. Unscd. Notes	4.63	10/1/2042	300,000		372,294
AbbVie, Sr. Unscd. Notes	4.75	3/15/2045	400,000		509,977
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000		315,228
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000		222,440
AmerisourceBergen, Sr. Unscd. Notes	2.80	5/15/2030	100,000		107,937
Amgen, Sr. Unscd. Notes	2.45	2/21/2030	70,000		73,965
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	1,000,000		1,086,406
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	60,000		63,673
Amgen, Sr. Unscd. Notes	3.38	2/21/2050	60,000		64,569
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	300,000		397,510
Anthem, Sr. Unscd. Notes	2.25	5/15/2030	100,000		103,113
Anthem, Sr. Unscd. Notes	3.30	1/15/2023	500,000		528,151
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	450,000		565,142
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	70,000		67,697
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000		264,221
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000		58,151
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000		315,785
Baxalta, Gtd. Notes	5.25	6/23/2045	200,000		271,241
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000		427,026
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000		570,711
Boston Scientific, Sr. Unscd. Notes	1.90	6/1/2025	300,000		313,181

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 3.3% (continued)
Bristol-Myers Squibb, Sr. Unscd. Notes	0.75	11/13/2025	200,000	200,532
Bristol-Myers Squibb, Sr. Unscd. Notes	1.13	11/13/2027	200,000	200,797
Bristol-Myers Squibb, Sr. Unscd. Notes	1.45	11/13/2030	200,000	196,560
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/2022	400,000	410,177
Bristol-Myers Squibb, Sr. Unscd. Notes	2.35	11/13/2040	200,000	198,784
Bristol-Myers Squibb, Sr. Unscd. Notes	2.55	11/13/2050	200,000	193,760
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	285,000	308,859
Bristol-Myers Squibb, Sr. Unscd. Notes	3.25	2/20/2023	60,000	63,410
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	250,000	286,142
Bristol-Myers Squibb, Sr. Unscd. Notes	3.88	8/15/2025	190,000	215,374
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	90,000	105,626
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	240,000	298,718
Bristol-Myers Squibb, Sr. Unscd. Notes	4.25	10/26/2049	200,000	255,854
Bristol-Myers Squibb, Sr. Unscd. Notes	4.35	11/15/2047	90,000	117,294
Bristol-Myers Squibb, Sr. Unscd. Notes	4.55	2/20/2048	90,000	118,046
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/2023	150,000	158,264
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000	350,158
Cigna, Gtd. Notes	3.40	3/1/2027	300,000	338,000
Cigna, Gtd. Notes	3.75	7/15/2023	127,000	137,036
Cigna, Gtd. Notes	3.88	10/15/2047	75,000	86,822
Cigna, Gtd. Notes	4.13	11/15/2025	130,000	149,171
Cigna, Gtd. Notes	4.38	10/15/2028	230,000	273,620
Cigna, Gtd. Notes	4.80	7/15/2046	250,000	323,530
CVS Health, Sr. Unscd. Notes	1.75	8/21/2030	85,000	83,787
CVS Health, Sr. Unscd. Notes	2.70	8/21/2040	200,000	195,843
CVS Health, Sr. Unscd. Notes	2.88	6/1/2026	400,000	436,472
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	100,000	111,011
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	400,000	451,942
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000	752,284
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000	619,258
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	550,000	721,247

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 3.3% (continued)
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000	317,284
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000	417,837
Eli Lilly & Co., Sr. Unscd. Notes	2.25	5/15/2050	200,000	187,265
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	200,000	191,666
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	500,000	561,972
Gilead Sciences, Sr. Unscd. Notes	1.20	10/1/2027	80,000	80,039
Gilead Sciences, Sr. Unscd. Notes	1.65	10/1/2030	200,000	198,212
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000	263,297
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/2035	190,000	241,735
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/2044	500,000	643,416
GlaxoSmithKline Capital, Gtd. Bonds	6.38	5/15/2038	300,000	464,888
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000	315,014
GlaxoSmithKline Capital, Gtd. Notes	2.85	5/8/2022	500,000	516,295
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000	149,687
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	125,000	147,014
HCA, Sr. Scd. Notes	4.13	6/15/2029	110,000	126,222
HCA, Sr. Scd. Notes	5.13	6/15/2039	50,000	62,414
HCA, Sr. Scd. Notes	5.25	6/15/2049	100,000	127,786
Humana, Sr. Unscd. Notes	3.85	10/1/2024	500,000	552,739
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/2033	170,000	234,757
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	400,000	391,427
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000	412,132
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	60,013
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/2047	350,000	435,432
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000	566,021
Kaiser Foundation Hospitals, Gtd. Notes	3.50	4/1/2022	400,000	415,557
Laboratory Corp. of America Holdings, Sr. Unscd. Notes	4.00	11/1/2023	400,000	435,280
Medtronic, Gtd. Notes	3.50	3/15/2025	386,000	430,473
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	263,322
Merck & Co., Sr. Unscd. Notes	1.45	6/24/2030	400,000	395,597
Merck & Co., Sr. Unscd. Notes	2.35	6/24/2040	50,000	49,815
Merck & Co., Sr. Unscd. Notes	2.45	6/24/2050	60,000	58,146
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000	539,731
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000	67,295
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000	101,316
Mount Sinai Hospitals Group, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	333,680
Mylan, Gtd. Notes	5.40	11/29/2043	300,000	394,597
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000	287,590
Novartis Capital, Gtd. Notes	2.20	8/14/2030	390,000	414,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 3.3% (continued)
Novartis Capital, Gtd. Notes	2.75	8/14/2050	60,000		63,198
Novartis Capital, Gtd. Notes	4.40	5/6/2044	340,000		452,810
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/2026	200,000		226,963
Pfizer, Sr. Unscd. Notes	0.80	5/28/2025	300,000		303,232
Pfizer, Sr. Unscd. Notes	2.55	5/28/2040	300,000		308,356
Pfizer, Sr. Unscd. Notes	2.75	6/3/2026	470,000		516,336
Pfizer, Sr. Unscd. Notes	3.00	12/15/2026	250,000		279,770
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000		115,073
Pfizer, Sr. Unscd. Notes	4.00	3/15/2049	65,000		81,534
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000		379,094
Pfizer, Sr. Unscd. Notes	4.20	9/15/2048	60,000		76,978
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		289,600
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	250,000		276,333
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000		281,639
Stryker, Sr. Unscd. Notes	4.38	5/15/2044	250,000		313,141
Takeda Pharmaceutical, Sr. Unscd. Notes	4.40	11/26/2023	200,000		221,218
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	200,000		247,507
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/2044	250,000		354,040
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000		242,445
UnitedHealth Group, Sr. Unscd. Notes	2.90	5/15/2050	400,000		417,107
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000		83,690
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/2025	330,000		373,899
UnitedHealth Group, Sr. Unscd. Notes	3.88	12/15/2028	100,000		118,232
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000		102,087
UnitedHealth Group, Sr. Unscd. Notes	4.45	12/15/2048	60,000		78,709
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000		379,161
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000		652,378
Viatris, Gtd. Notes	1.13	6/22/2022	500,000	[c]	504,709
Viatris, Gtd. Notes	2.70	6/22/2030	150,000	[c]	157,758
Viatris, Gtd. Notes	3.85	6/22/2040	550,000	[c]	608,149
Wyeth, Gtd. Notes	6.50	2/1/2034	200,000		304,049

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 3.3% (continued)
Zoetis, Sr. Unscd. Notes	3.00	5/15/2050	300,000	316,437
				41,058,744
Industrial - .8%
3M, Sr. Unscd. Notes	2.00	2/14/2025	345,000	364,527
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000	538,094
3M, Sr. Unscd. Notes	2.38	8/26/2029	390,000	417,069
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000	342,215
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000	349,245
Caterpillar, Sr. Unscd. Notes	2.60	6/26/2022	600,000	615,920
Caterpillar, Sr. Unscd. Notes	3.25	4/9/2050	300,000	340,432
Caterpillar, Sr. Unscd. Notes	4.30	5/15/2044	200,000	257,415
Caterpillar Financial Services, Sr. Unscd. Notes	0.80	11/13/2025	200,000	200,546
Caterpillar Financial Services, Sr. Unscd. Notes	2.95	2/26/2022	300,000	308,667
Eaton, Gtd. Notes	4.15	11/2/2042	200,000	245,247
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	395,000	438,992
General Electric, Sr. Unscd. Notes	4.25	5/1/2040	300,000	342,923
General Electric, Sr. Unscd. Notes	4.35	5/1/2050	410,000	474,382
General Electric, Sr. Unscd. Notes	6.75	3/15/2032	500,000	693,518
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	470,000	583,103
John Deere Capital, Sr. Unscd. Notes	0.70	1/15/2026	200,000	199,658
John Deere Capital, Sr. Unscd. Notes	1.45	1/15/2031	300,000	295,848
John Deere Capital, Sr. Unscd. Notes	2.05	1/9/2025	200,000	211,692
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/2023	500,000	526,602
Otis Worldwide, Sr. Unscd. Notes	2.06	4/5/2025	300,000	316,367
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	300,000	334,849
Parker-Hannifin, Sr. Unscd. Notes	4.00	6/14/2049	40,000	49,247
Stanley Black & Decker, Sr. Unscd. Notes	2.30	3/15/2030	300,000	316,949
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000	563,385
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000	301,663
				9,628,555
Information Technology - .6%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000	274,646
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000	283,341
Broadridge Financial Solutions, Sr. Unscd. Notes	2.90	12/1/2029	150,000	162,488
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/2026	250,000	276,548
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	200,000	230,420
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	190,000	203,564
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	190,000	214,448

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Information Technology - .6% (continued)
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	100,000	125,966
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	1,611,000	1,631,601
Microsoft, Sr. Unscd. Notes	2.68	6/1/2060	153,000	155,921
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	700,000	769,379
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	282,023
Oracle, Sr. Unscd. Notes	3.40	7/8/2024	500,000	545,154
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	900,000	1,067,287
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	300,000	358,386
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	189,185
Oracle, Sr. Unscd. Notes	4.38	5/15/2055	280,000	349,694
				7,120,051
Insurance - .9%
Aflac, Sr. Unscd. Notes	3.63	6/15/2023	300,000	322,986
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	586,210
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	90,000	105,548
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	460,000	590,267
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	400,000	423,171
Aon, Gtd. Notes	2.80	5/15/2030	100,000	107,840
Aon, Gtd. Notes	3.75	5/2/2029	250,000	288,659
Aon, Gtd. Notes	4.60	6/14/2044	500,000	643,872
AXA, Sub. Bonds	8.60	12/15/2030	165,000	258,163
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	500,000	555,288
Berkshire Hathaway Finance, Gtd. Notes	2.85	10/15/2050	250,000	257,114
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	170,623
Chubb INA Holdings, Gtd. Notes	3.35	5/15/2024	250,000	273,023
Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/2028	90,000	105,297
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	553,714
Lincoln National, Sr. Unscd. Notes	3.63	12/12/2026	500,000	568,329
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	261,447
Marsh & McLennan, Sr. Unscd. Notes	4.38	3/15/2029	70,000	84,086
Marsh & McLennan, Sr. Unscd. Notes	4.90	3/15/2049	65,000	90,212
Marsh & McLennan, Sr. Unscd. Notes	5.88	8/1/2033	275,000	385,432
MetLife, Sr. Unscd. Notes	3.60	4/10/2024	250,000	274,830
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	247,590
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	224,466
Principal Financial Group, Gtd. Notes	2.13	6/15/2030	300,000	306,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Insurance - .9% (continued)
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000		321,603
Prudential Financial, Sr. Unscd. Notes	3.70	3/13/2051	75,000		85,679
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	400,000		509,756
Reinsurance Group of America, Sr. Unscd. Notes	3.15	6/15/2030	300,000		326,195
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	250,000		284,967
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000		386,149
The Allstate, Sr. Unscd. Notes	0.75	12/15/2025	200,000		200,287
The Allstate, Sub. Debs., Ser. B	5.75	8/15/2053	300,000		323,953
The Chubb, Gtd. Notes	6.00	5/11/2037	200,000		297,597
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000		89,522
The Progressive Corp., Sr. Unscd. Notes	4.35	4/25/2044	250,000		320,136
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000		135,305
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	300,000		381,195
				11,347,014
Internet Software & Services - .4%
Alibaba Group Holding, Sr. Unscd. Notes	3.60	11/28/2024	300,000		327,980
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000		457,948
Alphabet, Sr. Unscd. Notes	0.45	8/15/2025	250,000		249,230
Alphabet, Sr. Unscd. Notes	1.10	8/15/2030	215,000		208,441
Alphabet, Sr. Unscd. Notes	1.90	8/15/2040	65,000		61,483
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000		319,466
Alphabet, Sr. Unscd. Notes	2.25	8/15/2060	205,000		186,987
Amazon.com, Sr. Unscd. Notes	0.40	6/3/2023	200,000		200,955
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	200,000		202,218
Amazon.com, Sr. Unscd. Notes	1.50	6/3/2030	200,000		199,594
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	210,000		218,849
Amazon.com, Sr. Unscd. Notes	2.50	6/3/2050	200,000		198,436
Amazon.com, Sr. Unscd. Notes	2.70	6/3/2060	195,000		196,922
Amazon.com, Sr. Unscd. Notes	3.15	8/22/2027	650,000		735,767
Amazon.com, Sr. Unscd. Notes	3.88	8/22/2037	195,000		237,653
Baidu, Sr. Unscd. Notes	1.72	4/9/2026	200,000		202,914
Baidu, Sr. Unscd. Notes	2.38	10/9/2030	200,000	[a]	203,010
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000		220,524
Baidu, Sr. Unscd. Notes	4.88	11/14/2028	200,000		237,758

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Internet Software & Services - .4% (continued)
eBay, Sr. Unscd. Notes	4.00	7/15/2042	200,000		225,841
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/2022	200,000		205,327
				5,297,303
Materials - .0%
Berry Global, Sr. Scd. Notes	1.57	1/15/2026	150,000	[c]	151,031
Media - 1.0%
Charter Communications Operating, Sr. Scd. Notes	4.80	3/1/2050	300,000		341,911
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000		588,161
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	100,000		127,129
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000		684,850
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000		72,336
Comcast, Gtd. Bonds	4.75	3/1/2044	500,000		663,028
Comcast, Gtd. Notes	1.50	2/15/2031	650,000		632,155
Comcast, Gtd. Notes	2.45	8/15/2052	750,000		695,992
Comcast, Gtd. Notes	3.38	8/15/2025	730,000		810,896
Comcast, Gtd. Notes	3.70	4/15/2024	345,000		379,480
Comcast, Gtd. Notes	3.90	3/1/2038	75,000		88,690
Comcast, Gtd. Notes	4.00	3/1/2048	60,000		71,841
Comcast, Gtd. Notes	4.25	1/15/2033	500,000		612,843
Comcast, Gtd. Notes	4.60	10/15/2038	200,000		256,167
Comcast, Gtd. Notes	4.70	10/15/2048	405,000		538,805
Comcast, Gtd. Notes	6.45	3/15/2037	300,000		451,372
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/2022	304,000		353,543
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000		398,570
Discovery Communications, Gtd. Notes	5.20	9/20/2047	300,000		381,814
Fox, Sr. Unscd. Notes	4.03	1/25/2024	83,000		91,382
Fox, Sr. Unscd. Notes	5.48	1/25/2039	315,000		420,792
Fox, Sr. Unscd. Notes	5.58	1/25/2049	335,000		464,527
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000		236,704
The Walt Disney Company, Gtd. Notes	1.75	8/30/2024	150,000	[a]	156,204
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000		231,184
The Walt Disney Company, Gtd. Notes	2.20	1/13/2028	100,000		105,790
The Walt Disney Company, Gtd. Notes	2.75	9/1/2049	225,000		222,301

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Media - 1.0% (continued)
The Walt Disney Company, Gtd. Notes	3.60	1/13/2051	300,000	342,587
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	415,141
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	110,000	146,298
The Walt Disney Company, Gtd. Notes	6.20	12/15/2034	250,000	369,753
Time Warner Cable, Sr. Scd. Debs.	4.50	9/15/2042	250,000	284,747
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/2037	350,000	478,533
ViacomCBS, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	222,056
ViacomCBS, Sr. Unscd. Notes	4.90	8/15/2044	240,000	295,817
				12,633,399
Metals & Mining - .3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	400,000	571,840
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/2042	200,000	249,412
Newmont, Gtd. Notes	6.25	10/1/2039	126,000	188,810
Nucor, Sr. Unscd. Notes	2.98	12/15/2055	200,000	[c] 205,440
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000	507,046
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	500,000	661,189
Steel Dynamics, Sr. Unscd. Notes	1.65	10/15/2027	200,000	205,165
Steel Dynamics, Sr. Unscd. Notes	3.25	10/15/2050	60,000	60,653
Teck Resources, Sr. Unscd. Notes	3.90	7/15/2030	300,000	332,649
Vale Overseas, Gtd. Notes	3.75	7/8/2030	200,000	219,470
Vale Overseas, Gtd. Notes	6.88	11/21/2036	550,000	789,002
				3,990,676
Municipal Securities - .7%
American Municipal Power, Revenue Bonds (Combined Hydroelectric Projects) (Build America Bond) Ser. B	8.08	2/15/2050	100,000	186,401
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	506,208
California, GO	3.50	4/1/2028	100,000	115,892
California, GO (Build America Bond)	7.50	4/1/2034	500,000	821,775
California, GO (Build America Bond)	7.55	4/1/2039	300,000	520,812
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	276,844
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000	269,842
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Build America Bond)	6.64	4/1/2057	344,000	514,672
Illinois, GO	5.10	6/1/2033	730,000	817,534

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Municipal Securities - ..7% (continued)
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000	492,681
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	143,481
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	486,042
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	7.43	2/15/2029	250,000	328,572
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	400,000	669,680
New York City Water & Sewer System, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	531,976
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	298,610
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	413,346
San Diego County Water Authority, Revenue Bonds (Build America Bond) Ser. B	6.14	5/1/2049	300,000	463,125
The Ohio State University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000	311,820
University of Pittsburgh, Revenue Bonds (Commonwealth System of Higher Education)	3.56	9/15/2119	300,000	331,425
				8,500,738
Real Estate - .9%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2028	300,000	346,733
Alexandria Real Estate Equities, Gtd. Notes	4.00	1/15/2024	300,000	330,028
Alexandria Real Estate Equities, Gtd. Notes	4.85	4/15/2049	300,000	405,366
American Tower, Sr. Unscd. Notes	0.60	1/15/2024	200,000	200,344
American Tower, Sr. Unscd. Notes	1.50	1/31/2028	200,000	199,155
American Tower, Sr. Unscd. Notes	2.95	1/15/2051	200,000	193,762
American Tower, Sr. Unscd. Notes	3.80	8/15/2029	90,000	102,497
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000	440,145
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000	118,770
Brixmor Operating Partnership, Sr. Unscd. Notes	3.90	3/15/2027	300,000	339,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Real Estate - .9% (continued)
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	200,000	203,472
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/2024	270,000	292,181
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000	482,805
Duke Realty, Gtd. Notes	3.75	12/1/2024	400,000	443,324
Equinix, Sr. Unscd. Notes	1.80	7/15/2027	200,000	205,334
Equinix, Sr. Unscd. Notes	2.15	7/15/2030	200,000	199,965
Essex Portfolio, Gtd. Notes	2.65	3/15/2032	400,000	421,545
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000	231,546
Federal Realty Investment Trust, Sr. Unscd. Notes	4.50	12/1/2044	200,000	238,730
Healthpeak Properties, Sr. Unscd. Notes	6.75	2/1/2041	300,000	432,709
Kimco Realty, Sr. Unscd. Notes	2.70	10/1/2030	200,000	210,630
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000	263,327
Mid-America Apartments, Sr. Unscd. Notes	1.70	2/15/2031	300,000	295,940
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000	436,163
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000	544,629
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	370,000	388,998
Prologis, Sr. Unscd. Notes	3.00	4/15/2050	35,000	37,248
Realty Income, Sr. Unscd. Notes	3.88	7/15/2024	500,000	555,122
Simon Property Group, Sr. Unscd. Notes	2.65	7/15/2030	200,000	207,671
Simon Property Group, Sr. Unscd. Notes	3.25	9/13/2049	65,000	64,704
Simon Property Group, Sr. Unscd. Notes	3.80	7/15/2050	200,000	218,098
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/2040	150,000	221,821
UDR, Gtd. Notes	2.10	8/1/2032	200,000	199,982
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000	345,657
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000	244,728
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/2027	500,000	569,967
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000	230,870
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/2032	500,000	745,121
				11,608,090
Retailing - .7%
Advance Auto Parts, Gtd. Notes	1.75	10/1/2027	300,000	306,557
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000	550,890
Costco Wholesale, Sr. Unscd. Notes	1.60	4/20/2030	200,000	201,408

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Retailing - .7% (continued)
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000		111,902
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000		111,588
Lowe's, Sr. Unscd. Notes	1.30	4/15/2028	300,000		298,154
Lowe's, Sr. Unscd. Notes	1.70	10/15/2030	300,000		295,586
Lowe's, Sr. Unscd. Notes	3.00	10/15/2050	200,000		204,371
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	250,000		271,812
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000		91,660
Lowe's, Sr. Unscd. Notes	4.05	5/3/2047	120,000		143,408
Lowe's, Sr. Unscd. Notes	4.55	4/5/2049	80,000		103,506
McDonald's, Sr. Unscd. Notes	3.63	9/1/2049	50,000		56,564
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000		611,763
O'Reilly Automotive, Sr. Unscd. Notes	1.75	3/15/2031	300,000		295,844
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	400,000		424,606
Starbucks, Sr. Unscd. Notes	4.30	6/15/2045	100,000		120,340
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	250,000		315,527
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000		436,766
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	500,000		561,769
The Home Depot, Sr. Unscd. Notes	4.88	2/15/2044	250,000		340,344
The Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000		447,265
The TJX Companies, Sr. Unscd. Notes	3.50	4/15/2025	300,000		333,444
Walgreens Boots Alliance, Sr. Unscd. Notes	4.50	11/18/2034	400,000		460,811
Walmart, Sr. Unscd. Notes	2.35	12/15/2022	300,000		311,515
Walmart, Sr. Unscd. Notes	2.95	9/24/2049	200,000		218,030
Walmart, Sr. Unscd. Notes	3.25	7/8/2029	90,000		103,110
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		284,578
Walmart, Sr. Unscd. Notes	3.63	12/15/2047	500,000		602,433
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		110,893
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		231,495
				8,957,939
Semiconductors & Semiconductor Equipment - .5%
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		570,627
Broadcom, Gtd. Notes	2.45	2/15/2031	230,000	[c]	229,409
Broadcom, Gtd. Notes	2.60	2/15/2033	200,000	[c]	198,630
Broadcom, Gtd. Notes	3.50	2/15/2041	200,000	[c]	201,883
Broadcom, Gtd. Notes	3.75	2/15/2051	200,000	[c]	204,999
Broadcom, Gtd. Notes	4.11	9/15/2028	260,000		293,970
Broadcom, Gtd. Notes	4.15	11/15/2030	230,000		261,039
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000		245,848
Broadcom, Gtd. Notes	5.00	4/15/2030	400,000		476,696
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	110,000		120,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	300,000		335,287
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000		123,274
Intel, Sr. Unscd. Notes	3.25	11/15/2049	150,000		162,125
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		139,070
Intel, Sr. Unscd. Notes	3.90	3/25/2030	300,000		356,013
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		97,706
Intel, Sr. Unscd. Notes	4.75	3/25/2050	300,000		404,457
NXP, Gtd. Notes	4.88	3/1/2024	200,000	[c]	224,796
NXP, Gtd. Notes	5.35	3/1/2026	100,000	[c]	119,718
NXP, Gtd. Notes	5.55	12/1/2028	100,000	[c]	124,795
Qualcomm, Sr. Unscd. Notes	3.00	5/20/2022	300,000		310,750
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		155,946
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		182,929
Texas Instruments, Sr. Unscd. Notes	1.75	5/4/2030	400,000		405,533
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		103,862
				6,049,525
Supranational Bank - 1.6%
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		322,001
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		221,856
Asian Development Bank, Sr. Unscd. Notes	0.25	7/14/2023	300,000	[a]	300,435
Asian Development Bank, Sr. Unscd. Notes	1.88	7/19/2022	170,000		174,291
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		106,205
Asian Development Bank, Sr. Unscd. Notes	2.00	2/16/2022	500,000		509,720
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000		1,065,166
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		101,515
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		527,286
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	500,000		513,892
Council of Europe Development Bank, Sr. Unscd. Notes	2.63	2/13/2023	300,000		314,879
European Bank for Reconstruction & Development, Sr. Unscd. Notes	0.25	7/10/2023	300,000		300,084
European Bank for Reconstruction & Development, Sr. Unscd. Notes	2.13	3/7/2022	400,000		408,532

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Supranational Bank - 1.6% (continued)
European Investment Bank, Sr. Unscd. Bonds	0.25	9/15/2023	400,000	[a]	400,401
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		198,797
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		210,020
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		312,897
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		170,809
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000	[a]	248,117
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	1,000,000		1,060,098
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		551,413
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	305,000		320,131
European Investment Bank, Sr. Unscd. Notes	2.63	5/20/2022	500,000		516,078
Export Development Canada, Gov't Gtd. Bonds	2.63	2/21/2024	300,000		321,607
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000		551,679
FMS Wertmanagement, Gov't Gtd. Notes	2.75	1/30/2024	400,000		429,622
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000		1,068,044
Inter-American Development Bank, Sr. Unscd. Notes	0.25	11/15/2023	400,000		400,187
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	200,000		199,249
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000	[a]	158,279
Inter-American Development Bank, Sr. Unscd. Notes	1.75	4/14/2022	600,000		611,575
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		85,768
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	225,000		235,294
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		347,633
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		392,734
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.13	7/1/2022	700,000		719,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Supranational Bank - 1.6% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000		1,089,963
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	7.63	1/19/2023	300,000		343,615
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		298,558
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		194,770
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		314,794
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000		517,006
International Finance, Sr. Unscd. Notes	0.38	7/16/2025	200,000		199,283
International Finance, Sr. Unscd. Notes	0.50	3/20/2023	300,000		301,869
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000		529,997
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	750,000		825,580
Japan Bank for International Cooperation, Gov't. Gtd. Notes	1.75	1/23/2023	200,000		205,714
Japan Bank for International Cooperation, Gov't. Gtd. Notes	2.00	10/17/2029	300,000		319,557
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000	[a]	200,347
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	1/27/2026	250,000		249,267
				19,966,057
Technology Hardware & Equipment - .7%
Amdocs, Sr. Unscd. Notes	2.54	6/15/2030	200,000		206,554
Apple, Sr. Unscd. Notes	1.13	5/11/2025	125,000		127,980
Apple, Sr. Unscd. Notes	1.65	5/11/2030	100,000		101,180
Apple, Sr. Unscd. Notes	1.80	9/11/2024	135,000		141,724
Apple, Sr. Unscd. Notes	2.20	9/11/2029	120,000		127,009
Apple, Sr. Unscd. Notes	2.40	1/13/2023	160,000	[a]	166,537
Apple, Sr. Unscd. Notes	2.50	2/9/2022	300,000		306,486
Apple, Sr. Unscd. Notes	2.55	8/20/2060	140,000		134,397
Apple, Sr. Unscd. Notes	2.65	5/11/2050	120,000		121,587
Apple, Sr. Unscd. Notes	2.95	9/11/2049	75,000		80,112
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000		225,495

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Technology Hardware & Equipment - .7% (continued)
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000		565,230
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000		549,212
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000		108,388
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000		388,463
Apple, Sr. Unscd. Notes	4.45	5/6/2044	500,000		662,908
Dell International, Sr. Scd. Notes	6.02	6/15/2026	200,000	[c]	241,547
Dell International, Sr. Scd. Notes	8.35	7/15/2046	260,000	[c]	387,242
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.45	4/1/2024	200,000		204,888
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.75	4/1/2026	200,000		205,942
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	500,000		582,352
HP, Sr. Unscd. Notes	3.00	6/17/2027	200,000		219,587
HP, Sr. Unscd. Notes	3.40	6/17/2030	200,000		218,002
HP, Sr. Unscd. Notes	6.00	9/15/2041	200,000		256,406
International Business Machines, Sr. Unscd. Notes	1.70	5/15/2027	100,000		102,964
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	320,000		345,703
International Business Machines, Sr. Unscd. Notes	3.30	5/15/2026	250,000		280,261
International Business Machines, Sr. Unscd. Notes	3.50	5/15/2029	220,000		250,494
International Business Machines, Sr. Unscd. Notes	4.15	5/15/2039	105,000		127,639
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	160,000		198,864
International Business Machines, Sr. Unscd. Notes	5.60	11/30/2039	300,000		428,248
Leidos, Gtd. Notes	2.30	2/15/2031	200,000	[c]	201,306
NetApp, Sr. Unscd. Notes	2.70	6/22/2030	200,000		213,432
				8,478,139
Telecommunication Services - 1.5%
America Movil, Gtd. Notes	6.38	3/1/2035	100,000		148,173
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000		249,513
AT&T, Sr. Unscd. Notes	3.50	9/15/2053	615,000	[c]	593,688
AT&T, Sr. Unscd. Notes	3.80	12/1/2057	300,000	[c]	300,432
AT&T, Sr. Unscd. Notes	4.30	2/15/2030	507,000		595,256
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	560,000		657,970
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000		388,342
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000		594,247
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	400,000		461,498
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000		133,286
AT&T, Sr. Unscd. Notes	4.85	7/15/2045	300,000		355,876

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Telecommunication Services - 1.5% (continued)
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000		284,279
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	500,000		553,386
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000		359,134
Corning, Sr. Unscd. Notes	3.90	11/15/2049	300,000		351,597
Corning, Sr. Unscd. Notes	4.38	11/15/2057	50,000		59,070
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000		468,173
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000		491,213
Rogers Communications, Gtd. Bonds	7.50	8/15/2038	125,000		198,779
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	300,000		379,988
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000		369,386
T-Mobile USA, Sr. Scd. Notes	1.50	2/15/2026	300,000	[c]	303,679
T-Mobile USA, Sr. Scd. Notes	2.05	2/15/2028	700,000	[c]	718,067
T-Mobile USA, Sr. Scd. Notes	2.25	11/15/2031	300,000	[c]	300,328
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	300,000	[c]	307,659
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	200,000	[c]	197,275
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	310,000	[c]	340,131
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	695,000	[c]	785,642
T-Mobile USA, Sr. Scd. Notes	4.38	4/15/2040	345,000	[c]	404,350
T-Mobile USA, Sr. Scd. Notes	4.50	4/15/2050	250,000	[c]	295,069
Verizon Communications, Sr. Unscd. Notes	0.85	11/20/2025	200,000		200,091
Verizon Communications, Sr. Unscd. Notes	1.75	1/20/2031	200,000		197,000
Verizon Communications, Sr. Unscd. Notes	2.65	11/20/2040	200,000		195,218
Verizon Communications, Sr. Unscd. Notes	2.88	11/20/2050	200,000		192,986
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	435,000	[c]	417,750
Verizon Communications, Sr. Unscd. Notes	3.00	11/20/2060	200,000		192,173
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	387,000		426,100
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	977,000		1,146,487
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000		297,740
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	220,000		271,541
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	400,000		518,933
Verizon Communications, Sr. Unscd. Notes	5.01	4/15/2049	330,000		443,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Telecommunication Services - 1.5% (continued)
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	1,000,000	1,122,082
Vodafone Group, Sr. Unscd. Notes	4.25	9/17/2050	75,000	89,177
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	225,000	268,085
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000	76,670
Vodafone Group, Sr. Unscd. Notes	5.13	6/19/2059	110,000	148,340
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000	241,840
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000	184,895
				18,275,919
Transportation - .5%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	3.05	3/15/2022	200,000	204,719
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000	392,825
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	446,605
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000	129,603
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	9/15/2115	220,000	359,400
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000	229,755
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000	62,063
CSX, Sr. Unscd. Notes	4.50	8/1/2054	250,000	323,301
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000	132,857
FedEx, Gtd. Notes	4.00	1/15/2024	250,000	275,942
FedEx, Gtd. Notes	4.75	11/15/2045	400,000	498,760
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	300,000	383,919
Norfolk Southern, Sr. Unscd. Bonds	4.84	10/1/2041	350,000	464,141
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/2024	300,000	328,075
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000	417,707
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	443,000	524,423
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000	122,484
Union Pacific, Sr. Unscd. Notes	4.30	3/1/2049	55,000	69,653
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000	96,290
United Parcel Service, Sr. Unscd. Notes	5.30	4/1/2050	200,000	290,198
				5,752,720
U.S. Government Agencies - 1.4%
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	0.25	5/6/2022	1,300,000	1,302,620
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	0.38	4/8/2022	1,000,000	1,003,236
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	1.65	7/23/2035	200,000	198,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies - 1.4% (continued)
Federal Home Loan Bank, Unscd. Bonds	1.88	12/9/2022	1,000,000	[a]	1,032,502
Federal Home Loan Bank, Unscd. Bonds	3.38	12/8/2023	500,000		545,640
Federal Home Loan Bank, Unscd. Bonds	5.50	7/15/2036	480,000		733,715
Federal Home Loan Mortgage Corp., Unscd. Notes	0.13	10/16/2023	500,000	[b]	499,501
Federal Home Loan Mortgage Corp., Unscd. Notes	0.25	6/26/2023	1,400,000	[b]	1,403,448
Federal Home Loan Mortgage Corp., Unscd. Notes	0.35	11/24/2023	2,000,000	[b]	2,001,048
Federal Home Loan Mortgage Corp., Unscd. Notes	1.50	2/12/2025	500,000	[b]	523,401
Federal Home Loan Mortgage Corp., Unscd. Notes	6.25	7/15/2032	1,000,000	[a,b]	1,528,764
Federal National Mortgage Association, Unscd. Notes	0.25	5/22/2023	1,000,000	[b]	1,002,504
Federal National Mortgage Association, Unscd. Notes	0.38	8/25/2025	1,000,000	[b]	997,991
Federal National Mortgage Association, Unscd. Notes	1.63	10/15/2024	500,000	[a,b]	525,005
Federal National Mortgage Association, Unscd. Notes	1.88	9/24/2026	1,000,000	[b]	1,073,456
Federal National Mortgage Association, Unscd. Notes	6.25	5/15/2029	540,000	[b]	763,090
Federal National Mortgage Association, Unscd. Notes	6.63	11/15/2030	1,000,000	[b]	1,498,742
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000	[a]	1,027,788
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		260,575
				17,921,522
U.S. Government Agencies Mortgage-Backed - 27.2%
Federal Home Loan Mortgage Corp.:
2.00%, 8/1/2028-1/1/2051			2,088,261	[b]	2,168,578
2.50%, 3/1/2028-9/1/2050			7,887,720	[b]	8,309,509
2.53%, 8/1/2034, 1 Year U.S. Treasury Curve Rate T-Note Constant +2.25%			340	[b,d]	346
3.00%, 9/1/2021-7/1/2050			16,494,554	[b]	17,520,140
3.50%, 11/1/2025-7/1/2049			10,554,068	[b]	11,380,384
4.00%, 4/1/2024-6/1/2050			8,705,816	[b]	9,496,109
4.50%, 5/1/2023-2/1/2049			3,557,445	[b]	3,941,305
5.00%, 5/1/2023-3/1/2049			1,454,159	[b]	1,674,679
5.50%, 2/1/2023-9/1/2039			808,928	[b]	938,812
6.00%, 7/1/2022-7/1/2039			427,300	[b]	504,468

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies Mortgage-Backed - 27.2% (continued)
6.50%, 4/1/2026-9/1/2037			102,267	[b]	117,672
7.00%, 12/1/2024-9/1/2031			14,275	[b]	15,843
7.50%, 6/1/2024-7/1/2030			3,447	[b]	3,704
8.00%, 5/1/2026-10/1/2031			3,760	[b]	4,359
8.50%, 6/1/2030			263	[b]	313
Federal National Mortgage Association:
1.50%			9,750,000	[b,e]	10,005,283
1.50%, 11/1/2035-12/1/2050			1,590,884	[b]	1,613,218
1.50%			4,750,000	[b,e]	4,819,680
2.00%, 7/1/2028-1/1/2051			4,199,554	[b]	4,355,749
2.00%			32,150,000	[b,e]	33,286,234
2.50%, 7/1/2027-10/1/2050			11,197,672	[b]	11,801,089
2.50%			26,600,000	[b,e]	28,025,805
3.00%			7,575,000	[b,e]	7,972,535
3.00%, 10/1/2026-9/1/2050			30,178,279	[b]	32,045,503
3.50%, 8/1/2025-4/1/2050			19,542,218	[b]	21,054,157
3.50%			11,025,000	[b,e]	11,724,445
4.00%			5,525,000	[b,e]	5,924,807
4.00%, 7/1/2024-10/1/2049			13,685,689	[b]	14,890,587
4.50%			1,000,000	[b,e]	1,086,406
4.50%, 4/1/2023-6/1/2049			6,659,645	[b]	7,399,692
5.00%, 7/1/2022-6/1/2049			2,144,316	[b]	2,470,666
5.50%, 1/1/2032-12/1/2038			1,310,131	[b]	1,521,991
6.00%, 5/1/2024-11/1/2038			806,272	[b]	953,149
6.50%, 10/1/2021-12/1/2037			233,311	[b]	267,655
7.00%, 8/1/2023-7/1/2032			22,215	[b]	25,093
7.50%, 4/1/2026-6/1/2031			12,693	[b]	13,757
8.00%, 3/1/2022-8/1/2030			3,364	[b]	3,763
8.50%, 7/1/2030			158	[b]	189
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			144,589		154,250
3.00%, 9/15/2042-8/15/2045			832,011		893,761
3.50%, 2/15/2026-8/15/2045			847,307		916,637
4.00%, 2/15/2041-9/15/2045			635,231		713,046
4.50%, 3/15/2039-2/15/2041			904,354		1,011,759
5.00%, 7/15/2033-4/15/2040			868,605		989,720
5.50%, 2/15/2033-11/15/2038			315,801		363,673
6.00%, 1/15/2029-12/15/2037			108,007		127,274
6.50%, 2/15/2024-11/15/2033			57,617		65,438
7.00%, 10/15/2027-8/15/2032			31,882		36,187
7.50%, 12/15/2023-11/15/2030			14,535		14,653
8.00%, 8/15/2024-3/15/2032			6,521		7,612
8.25%, 6/15/2027			687		699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies Mortgage-Backed - 27.2% (continued)
8.50%, 10/15/2026			2,719		2,764
9.00%, 2/15/2022-2/15/2023			1,576		1,583
Government National Mortgage Association II:
2.00%			5,525,000	[e]	5,734,502
2.50%, 3/20/2027-5/20/2050			1,242,389		1,313,985
2.50%			12,225,000	[e]	12,864,462
3.00%, 11/20/2027-8/20/2050			12,056,264		12,804,045
3.00%			9,250,000	[e]	9,699,492
3.50%			6,213,000	[e]	6,577,247
3.50%, 9/20/2028-7/20/2050			12,487,304		13,411,910
4.00%			275,000	[e]	294,041
4.00%, 9/20/2043-6/20/2050			8,443,402		9,179,561
4.50%, 7/20/2041-6/20/2049			4,207,180		4,656,260
5.00%, 1/20/2039-5/20/2049			1,219,645		1,366,657
5.50%, 10/20/2031-6/20/2041			57,107		66,702
6.50%, 2/20/2028			253		288
8.50%, 7/20/2025			104		112
				340,605,994
U.S. Treasury Securities - 37.1%
U.S. Treasury Bonds	1.13	8/15/2040	4,285,000		3,909,393
U.S. Treasury Bonds	1.13	5/15/2040	3,335,000		3,053,088
U.S. Treasury Bonds	1.25	5/15/2050	5,596,000	[a]	4,844,475
U.S. Treasury Bonds	1.38	11/15/2040	2,080,000		1,982,338
U.S. Treasury Bonds	1.38	8/15/2050	5,952,000	[a]	5,320,065
U.S. Treasury Bonds	1.63	11/15/2050	1,360,000		1,293,062
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		1,191,068
U.S. Treasury Bonds	2.25	8/15/2049	1,905,000		2,090,514
U.S. Treasury Bonds	2.25	8/15/2046	3,770,000		4,131,832
U.S. Treasury Bonds	2.38	11/15/2049	585,000	[a]	659,108
U.S. Treasury Bonds	2.50	2/15/2046	2,400,000		2,754,187
U.S. Treasury Bonds	2.50	2/15/2045	3,135,000		3,595,453
U.S. Treasury Bonds	2.50	5/15/2046	2,700,000		3,099,516
U.S. Treasury Bonds	2.75	8/15/2047	1,470,000		1,769,857
U.S. Treasury Bonds	2.75	11/15/2042	1,892,000		2,261,457
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,741,225
U.S. Treasury Bonds	2.88	11/15/2046	2,086,000		2,561,869
U.S. Treasury Bonds	2.88	5/15/2049	2,471,000		3,062,689
U.S. Treasury Bonds	2.88	5/15/2043	2,952,000		3,600,517
U.S. Treasury Bonds	3.00	8/15/2048	2,775,000		3,504,738
U.S. Treasury Bonds	3.00	11/15/2044	407,000		507,399
U.S. Treasury Bonds	3.00	2/15/2049	1,310,000		1,658,890
U.S. Treasury Bonds	3.00	2/15/2048	1,840,000		2,319,981
U.S. Treasury Bonds	3.00	2/15/2047	1,790,000		2,249,806

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 37.1% (continued)
U.S. Treasury Bonds	3.00	5/15/2047	2,465,000		3,101,086
U.S. Treasury Bonds	3.13	5/15/2048	1,245,000		1,605,175
U.S. Treasury Bonds	3.13	2/15/2043	130,000		164,684
U.S. Treasury Bonds	3.13	8/15/2044	656,000		833,786
U.S. Treasury Bonds	3.13	11/15/2041	1,176,000		1,486,124
U.S. Treasury Bonds	3.38	11/15/2048	1,270,000		1,713,905
U.S. Treasury Bonds	3.38	5/15/2044	760,000		1,002,487
U.S. Treasury Bonds	3.63	2/15/2044	2,968,000		4,056,189
U.S. Treasury Bonds	3.63	8/15/2043	3,350,000		4,568,824
U.S. Treasury Bonds	3.75	11/15/2043	1,635,000		2,271,820
U.S. Treasury Bonds	3.75	8/15/2041	1,575,000		2,164,518
U.S. Treasury Bonds	4.38	11/15/2039	535,000		785,175
U.S. Treasury Bonds	4.38	2/15/2038	678,000	[a]	979,948
U.S. Treasury Bonds	4.63	2/15/2040	1,000,000		1,511,523
U.S. Treasury Bonds	4.75	2/15/2041	760,000	[a]	1,176,545
U.S. Treasury Bonds	4.75	2/15/2037	1,300,000	[a]	1,930,449
U.S. Treasury Bonds	5.25	11/15/2028	3,000,000		4,002,070
U.S. Treasury Bonds	5.50	8/15/2028	1,930,000		2,593,890
U.S. Treasury Bonds	6.13	11/15/2027	1,065,000		1,448,941
U.S. Treasury Bonds	6.25	8/15/2023	1,025,000		1,184,275
U.S. Treasury Bonds	7.13	2/15/2023	76,000		86,889
U.S. Treasury Bonds	7.25	8/15/2022	275,000		305,352
U.S. Treasury Bonds	7.63	2/15/2025	550,000		712,336
U.S. Treasury Notes	0.13	1/31/2023	2,000,000		2,000,554
U.S. Treasury Notes	0.13	8/31/2022	1,300,000		1,300,584
U.S. Treasury Notes	0.13	8/15/2023	2,380,000		2,378,884
U.S. Treasury Notes	0.13	9/15/2023	2,470,000		2,468,360
U.S. Treasury Notes	0.13	10/15/2023	2,605,000		2,602,863
U.S. Treasury Notes	0.13	9/30/2022	3,485,000		3,486,089
U.S. Treasury Notes	0.13	7/31/2022	4,000,000		4,001,719
U.S. Treasury Notes	0.13	5/15/2023	4,005,000		4,004,609
U.S. Treasury Notes	0.13	4/30/2022	2,035,000		2,035,954
U.S. Treasury Notes	0.13	5/31/2022	2,100,000		2,101,066
U.S. Treasury Notes	0.13	7/15/2023	5,565,000		5,563,261
U.S. Treasury Notes	0.13	6/30/2022	2,265,000		2,266,062
U.S. Treasury Notes	0.13	10/31/2022	2,705,000		2,705,845
U.S. Treasury Notes	0.13	1/15/2024	2,885,000		2,881,056
U.S. Treasury Notes	0.13	12/15/2023	2,800,000		2,796,500
U.S. Treasury Notes	0.13	12/31/2022	2,900,000		2,900,793
U.S. Treasury Notes	0.13	11/30/2022	1,000,000	[a]	1,000,352
U.S. Treasury Notes	0.25	5/31/2025	2,580,000	[a]	2,570,224
U.S. Treasury Notes	0.25	6/30/2025	4,500,000		4,480,137
U.S. Treasury Notes	0.25	6/15/2023	1,830,000		1,835,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 37.1% (continued)
U.S. Treasury Notes	0.25	7/31/2025	2,153,000		2,142,151
U.S. Treasury Notes	0.25	4/15/2023	1,690,000		1,694,753
U.S. Treasury Notes	0.25	11/15/2023	1,500,000	[a]	1,503,750
U.S. Treasury Notes	0.25	9/30/2025	965,000		958,969
U.S. Treasury Notes	0.25	8/31/2025	4,030,000	[a]	4,007,646
U.S. Treasury Notes	0.25	10/31/2025	2,440,000	[a]	2,423,130
U.S. Treasury Notes	0.38	1/31/2026	1,000,000		997,152
U.S. Treasury Notes	0.38	3/31/2022	1,910,000		1,916,528
U.S. Treasury Notes	0.38	4/30/2025	358,000		358,727
U.S. Treasury Notes	0.38	9/30/2027	2,470,000		2,416,162
U.S. Treasury Notes	0.38	12/31/2025	1,950,000	[a]	1,945,887
U.S. Treasury Notes	0.38	7/31/2027	2,800,000		2,745,969
U.S. Treasury Notes	0.50	8/31/2027	2,330,000		2,300,511
U.S. Treasury Notes	0.50	4/30/2027	5,730,000		5,682,325
U.S. Treasury Notes	0.50	10/31/2027	2,655,000		2,615,486
U.S. Treasury Notes	0.50	5/31/2027	1,815,000		1,797,772
U.S. Treasury Notes	0.50	6/30/2027	1,985,000		1,964,220
U.S. Treasury Notes	0.63	3/31/2027	1,525,000	[a]	1,525,060
U.S. Treasury Notes	0.63	5/15/2030	4,575,000		4,409,156
U.S. Treasury Notes	0.63	12/31/2027	2,950,000	[a]	2,925,109
U.S. Treasury Notes	0.63	11/30/2027	2,815,000		2,793,448
U.S. Treasury Notes	0.63	8/15/2030	4,616,000	[a]	4,434,966
U.S. Treasury Notes	0.75	1/31/2028	3,085,000		3,081,397
U.S. Treasury Notes	0.88	11/15/2030	2,390,000	[a]	2,345,374
U.S. Treasury Notes	1.13	2/28/2025	2,105,000	[a]	2,174,810
U.S. Treasury Notes	1.13	2/28/2022	2,075,000		2,098,244
U.S. Treasury Notes	1.25	7/31/2023	870,000		894,044
U.S. Treasury Notes	1.25	8/31/2024	1,770,000		1,833,264
U.S. Treasury Notes	1.38	2/15/2023	1,020,000		1,046,098
U.S. Treasury Notes	1.38	10/15/2022	973,000		993,980
U.S. Treasury Notes	1.38	9/30/2023	395,000		407,915
U.S. Treasury Notes	1.38	6/30/2023	875,000		901,079
U.S. Treasury Notes	1.38	8/31/2026	1,370,000		1,433,791
U.S. Treasury Notes	1.38	8/31/2023	2,180,000		2,249,147
U.S. Treasury Notes	1.50	2/15/2030	4,593,000	[a]	4,792,150
U.S. Treasury Notes	1.50	2/28/2023	508,000		522,486
U.S. Treasury Notes	1.50	8/15/2026	1,764,000		1,857,988
U.S. Treasury Notes	1.50	11/30/2024	1,550,000		1,622,172
U.S. Treasury Notes	1.50	10/31/2024	2,050,000		2,144,252
U.S. Treasury Notes	1.50	1/15/2023	1,870,000		1,920,548
U.S. Treasury Notes	1.50	1/31/2027	425,000	[a]	447,711
U.S. Treasury Notes	1.50	9/30/2024	3,355,000		3,507,154
U.S. Treasury Notes	1.63	5/31/2023	1,420,000		1,469,201

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 37.1% (continued)
U.S. Treasury Notes	1.63	11/15/2022	3,135,000		3,219,743
U.S. Treasury Notes	1.63	8/15/2022	315,000		322,432
U.S. Treasury Notes	1.63	5/15/2026	2,030,000		2,151,404
U.S. Treasury Notes	1.63	10/31/2026	876,000		929,039
U.S. Treasury Notes	1.63	11/30/2026	1,415,000		1,500,840
U.S. Treasury Notes	1.63	8/31/2022	2,375,000		2,431,963
U.S. Treasury Notes	1.63	4/30/2023	1,080,000		1,116,197
U.S. Treasury Notes	1.63	12/15/2022	500,000		514,180
U.S. Treasury Notes	1.63	9/30/2026	239,000		253,433
U.S. Treasury Notes	1.63	2/15/2026	3,780,000		4,003,847
U.S. Treasury Notes	1.75	4/30/2022	1,500,000		1,530,937
U.S. Treasury Notes	1.75	5/15/2023	3,920,000		4,065,009
U.S. Treasury Notes	1.75	5/31/2022	535,000		546,766
U.S. Treasury Notes	1.75	7/31/2024	760,000		800,227
U.S. Treasury Notes	1.75	12/31/2026	2,275,000	[a]	2,430,251
U.S. Treasury Notes	1.75	3/31/2022	2,000,000		2,038,750
U.S. Treasury Notes	1.75	9/30/2022	1,200,000		1,232,859
U.S. Treasury Notes	1.75	2/28/2022	1,500,000		1,526,882
U.S. Treasury Notes	1.75	6/15/2022	740,000		756,737
U.S. Treasury Notes	1.75	6/30/2024	1,570,000		1,651,382
U.S. Treasury Notes	1.75	12/31/2024	55,000		58,132
U.S. Treasury Notes	1.75	5/15/2022	810,000	[a]	827,244
U.S. Treasury Notes	1.75	1/31/2023	2,970,000		3,066,989
U.S. Treasury Notes	1.88	5/31/2022	1,000,000		1,023,672
U.S. Treasury Notes	1.88	6/30/2026	2,126,000		2,282,294
U.S. Treasury Notes	1.88	2/28/2022	600,000		611,643
U.S. Treasury Notes	1.88	7/31/2026	1,320,000		1,417,556
U.S. Treasury Notes	1.88	7/31/2022	2,300,000		2,361,273
U.S. Treasury Notes	1.88	8/31/2022	1,000,000		1,027,969
U.S. Treasury Notes	1.88	10/31/2022	1,118,000		1,152,501
U.S. Treasury Notes	1.88	3/31/2022	1,785,000		1,821,990
U.S. Treasury Notes	1.88	4/30/2022	375,000		383,335
U.S. Treasury Notes	2.00	11/30/2022	384,000		397,260
U.S. Treasury Notes	2.00	10/31/2022	1,490,000		1,539,153
U.S. Treasury Notes	2.00	6/30/2024	775,000		821,863
U.S. Treasury Notes	2.00	11/15/2026	2,140,000		2,315,380
U.S. Treasury Notes	2.00	2/15/2025	1,500,000		1,602,656
U.S. Treasury Notes	2.00	2/15/2022	3,750,000		3,824,662
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,253,878
U.S. Treasury Notes	2.00	7/31/2022	1,210,000		1,244,409
U.S. Treasury Notes	2.00	2/15/2023	2,945,000		3,057,796
U.S. Treasury Notes	2.00	8/15/2025	4,488,000		4,820,392
U.S. Treasury Notes	2.00	5/31/2024	2,135,000		2,261,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 37.1% (continued)
U.S. Treasury Notes	2.13	11/30/2024	800,000		856,344
U.S. Treasury Notes	2.13	11/30/2023	2,350,000	[a]	2,480,994
U.S. Treasury Notes	2.13	9/30/2024	765,000		817,116
U.S. Treasury Notes	2.13	5/15/2022	1,605,000		1,646,880
U.S. Treasury Notes	2.13	12/31/2022	2,349,000		2,439,290
U.S. Treasury Notes	2.13	2/29/2024	2,050,000	[a]	2,171,999
U.S. Treasury Notes	2.13	3/31/2024	2,624,000		2,783,388
U.S. Treasury Notes	2.13	5/15/2025	140,000		150,708
U.S. Treasury Notes	2.13	6/30/2022	3,380,000		3,476,911
U.S. Treasury Notes	2.13	5/31/2026	1,540,000		1,672,885
U.S. Treasury Notes	2.13	7/31/2024	845,000		900,816
U.S. Treasury Notes	2.25	11/15/2025	3,380,000		3,677,202
U.S. Treasury Notes	2.25	4/15/2022	1,835,000		1,882,703
U.S. Treasury Notes	2.25	3/31/2026	2,500,000		2,728,906
U.S. Treasury Notes	2.25	11/15/2027	3,040,000		3,347,206
U.S. Treasury Notes	2.25	12/31/2024	160,000		172,250
U.S. Treasury Notes	2.25	8/15/2027	4,845,000		5,333,285
U.S. Treasury Notes	2.25	1/31/2024	2,345,000		2,490,326
U.S. Treasury Notes	2.25	12/31/2023	1,430,000		1,516,638
U.S. Treasury Notes	2.25	11/15/2024	3,260,000		3,503,354
U.S. Treasury Notes	2.25	4/30/2024	3,309,000		3,527,704
U.S. Treasury Notes	2.25	2/15/2027	3,625,000		3,980,137
U.S. Treasury Notes	2.38	8/15/2024	2,425,000		2,608,770
U.S. Treasury Notes	2.38	3/15/2022	3,375,000		3,460,825
U.S. Treasury Notes	2.38	5/15/2027	5,605,000		6,208,194
U.S. Treasury Notes	2.38	5/15/2029	2,000,000		2,233,359
U.S. Treasury Notes	2.38	4/30/2026	796,200		874,825
U.S. Treasury Notes	2.38	1/31/2023	2,055,000		2,147,636
U.S. Treasury Notes	2.38	2/29/2024	2,070,000		2,208,836
U.S. Treasury Notes	2.50	3/31/2023	615,000		646,639
U.S. Treasury Notes	2.50	1/31/2025	1,745,000		1,898,369
U.S. Treasury Notes	2.50	8/15/2023	1,440,000		1,526,344
U.S. Treasury Notes	2.50	5/15/2024	1,720,000		1,849,470
U.S. Treasury Notes	2.50	1/31/2024	1,290,000		1,379,595
U.S. Treasury Notes	2.50	2/15/2022	2,571,000		2,635,547
U.S. Treasury Notes	2.63	2/28/2023	2,105,000		2,214,279
U.S. Treasury Notes	2.63	12/31/2023	2,895,000		3,101,495
U.S. Treasury Notes	2.63	6/30/2023	2,170,000		2,300,370
U.S. Treasury Notes	2.63	2/15/2029	5,110,000		5,800,848
U.S. Treasury Notes	2.75	6/30/2025	828,000		915,102
U.S. Treasury Notes	2.75	8/31/2025	1,285,000		1,423,539
U.S. Treasury Notes	2.75	7/31/2023	2,180,000		2,321,955
U.S. Treasury Notes	2.75	11/15/2023	2,865,000		3,072,265

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 37.1% (continued)
U.S. Treasury Notes	2.75	2/15/2024	2,524,000	[a]	2,721,187
U.S. Treasury Notes	2.75	8/31/2023	2,235,000		2,384,815
U.S. Treasury Notes	2.75	5/31/2023	1,500,000		1,591,318
U.S. Treasury Notes	2.75	4/30/2023	2,110,000		2,234,045
U.S. Treasury Notes	2.75	2/15/2028	3,075,000		3,495,891
U.S. Treasury Notes	2.88	4/30/2025	1,500,000		1,661,133
U.S. Treasury Notes	2.88	5/31/2025	810,000		898,499
U.S. Treasury Notes	2.88	5/15/2028	3,981,000		4,569,442
U.S. Treasury Notes	2.88	9/30/2023	2,270,000		2,434,220
U.S. Treasury Notes	2.88	7/31/2025	1,341,000		1,491,758
U.S. Treasury Notes	2.88	10/31/2023	2,110,000		2,267,220
U.S. Treasury Notes	2.88	8/15/2028	5,236,000		6,023,036
U.S. Treasury Notes	2.88	11/30/2023	1,413,000		1,521,128
U.S. Treasury Notes	3.00	9/30/2025	1,460,000		1,636,540
U.S. Treasury Notes	3.00	10/31/2025	1,660,000		1,863,480
U.S. Treasury Notes	3.13	11/15/2028	2,535,000		2,969,119
				463,874,804
Utilities - 2.2%
AEP Texas, Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000		218,345
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000		234,372
Ameren Illinois, First Mortgage Bonds	1.55	11/15/2030	200,000		199,054
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000		330,233
American Electric Power, Sr. Unscd. Notes, Ser. N	1.00	11/1/2025	200,000		201,493
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000		130,770
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000		273,604
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000		311,746
Atmos Energy, Sr. Unscd. Notes	1.50	1/15/2031	300,000		296,866
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/2044	350,000		434,538
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	445,000		513,788
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000		334,889
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000		308,263
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/2036	471,000		676,350
Consolidated Edison, Sr. Unscd. Notes, Ser. A	0.65	12/1/2023	200,000		200,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.2% (continued)
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	284,214
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 06-C	4.30	12/1/2056	450,000	559,023
Dominion Energy, Sr. Unscd. Notes, Ser. B	2.75	9/15/2022	200,000	206,156
Dominion Energy, Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	400,000	447,265
Dominion Energy, Sr. Unscd. Notes, Ser. C	4.05	9/15/2042	200,000	234,702
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	140,236
Dominion Energy South Carolina, First Mortgage Bonds	6.63	2/1/2032	200,000	288,032
DTE Electric, First Mortgage Bonds	2.95	3/1/2050	250,000	266,539
DTE Electric, First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	272,219
DTE Electric, Mortgage Bonds	3.38	3/1/2025	500,000	550,301
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	250,000	273,279
Duke Energy Carolinas, First Mortgage Bonds	2.45	2/1/2030	200,000	213,448
Duke Energy Carolinas, First Mortgage Bonds	3.20	8/15/2049	400,000	436,040
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/2042	250,000	300,132
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/2046	300,000	334,900
Duke Energy Florida, First Mortgage Bonds	3.80	7/15/2028	200,000	232,072
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000	227,642
Emera US Finance, Gtd. Notes	4.75	6/15/2046	100,000	124,165
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/2024	250,000	270,437
Entergy Louisiana, First Mortgage Bonds	1.60	12/15/2030	200,000	198,294
Evergy Kansas Central, First Mortgage Bonds	3.45	4/15/2050	250,000	280,701
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	400,000	483,187
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000	60,293
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000	252,979
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	400,000	500,898

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.2% (continued)
Georgia Power, Sr. Unscd. Notes	3.25	4/1/2026	500,000		556,656
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000		275,440
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/2029	400,000		623,110
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000		32,718
Idaho Power, First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000		271,860
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000		423,667
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	150,000		171,653
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	300,000		353,687
MidAmerican Energy, First Mortgage Bonds	3.15	4/15/2050	125,000		137,966
NextEra Energy Capital Holdings, Gtd. Debs.	5.65	5/1/2079	300,000		355,201
NiSource, Sr. Unscd. Notes	0.95	8/15/2025	500,000		500,887
NiSource, Sr. Unscd. Notes	1.70	2/15/2031	500,000		490,597
NiSource, Sr. Unscd. Notes	3.49	5/15/2027	420,000		474,007
Oncor Electric Delivery, Sr. Scd. Notes	5.75	3/15/2029	170,000		222,038
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	380,000		386,129
Pacific Gas & Electric, First Mortgage Bonds	3.15	1/1/2026	310,000	[a]	331,625
Pacific Gas & Electric, First Mortgage Bonds	4.50	7/1/2040	215,000		235,575
Pacific Gas & Electric, First Mortgage Bonds	4.55	7/1/2030	210,000		239,950
Pacific Gas & Electric, First Mortgage Bonds	4.95	7/1/2050	245,000		278,923
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000		376,299
PPL Capital Funding, Gtd. Notes	3.40	6/1/2023	400,000		424,712
PPL Electric Utilities, First Mortgage Bonds	3.00	10/1/2049	250,000		264,077
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	200,000		262,185
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000		709,796
Public Service Electric & Gas, First Mortgage Notes	2.05	8/1/2050	300,000		268,560
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000		323,002
Public Service Enterprise Group, Sr. Unscd. Notes	0.80	8/15/2025	150,000		150,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.2% (continued)
Public Service Enterprise Group, Sr. Unscd. Notes	1.60	8/15/2030	200,000		194,800
Puget Sound Energy, Sr. Scd. Notes	3.25	9/15/2049	150,000		161,615
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000		429,972
San Diego Gas & Electric, First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	250,000		275,137
San Diego Gas & Electric, Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000		99,448
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/2022	1,000,000		1,034,432
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000		57,271
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000		93,279
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	200,000		250,568
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000		386,017
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000		348,655
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000		310,424
The Southern Company, Sr. Unscd. Notes	2.95	7/1/2023	400,000		422,398
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	400,000		483,613
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	200,000		271,024
Tucson Electric Power, Sr. Unscd. Notes	4.00	6/15/2050	250,000		298,996
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/2043	500,000		608,488
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	500,000		595,192
Xcel Energy, Sr. Unscd. Notes	0.50	10/15/2023	300,000		300,733
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000		296,299
				28,160,367
Total Bonds and Notes (cost $1,174,328,509)			1,248,104,610
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 11.3%
Registered Investment Companies - 11.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $141,685,291)	0.08		141,685,291	[f]	141,685,291

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $14,786,905)	0.04	14,786,905	[f] 14,786,905
Total Investments (cost $1,330,800,705)		112.3%	1,404,576,806
Liabilities, Less Cash and Receivables		(12.3%)	(153,608,886)
Net Assets		100.0%	1,250,967,920

a Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $56,027,920 and the value of the collateral was $57,586,052, consisting of cash collateral of $14,786,905 and U.S. Government & Agency securities valued at $42,799,147.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $9,685,975 or .77% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	4,469,963	-	4,469,963
Collateralized Municipal-Backed Securities	-	11,662,544	-	11,662,544
Commercial Mortgage-Backed	-	16,994,255	-	16,994,255
Corporate Bonds	-	365,861,273	-	365,861,273
Foreign Governmental	-	18,213,517	-	18,213,517
Investment Companies	156,472,196	-	-	156,472,196
Municipal Securities	-	8,500,738	-	8,500,738
U.S. Government Agencies	-	17,921,522	-	17,921,522
U.S. Government Agencies Mortgage-Backed	-	340,605,994	-	340,605,994
U.S. Treasury Securities	-	463,874,804	-	463,874,804
Liabilities ($)
TBA Sale Commitments: ††
U.S. Government Agencies Mortgage-Backed	-	(2,553,192)	-	(2,553,192)

†  See Statement of Investments for additional detailed categorizations, if any.

††  See Statement of Securities Sold Short for additional detailed categorizations, if any.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

January 31, 2021 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .2%
U.S. Government Agencies Mortgage-Backed - .2%
Federal National Mortgage Association
4.00%	(200,000)	[a]	(213,031)
4.50%	(50,000)	[a]	(52,485)
5.50%	(450,000)	[a]	(502,075)
Government National Mortgage Association
3.50%	(225,000)		(238,025)
4.50%	(200,000)		(220,719)
Government National Mortgage Association II
4.50%	(675,000)		(727,260)
5.00%	(550,000)		(599,597)
Total Sale Commitments (proceeds $(2,550,262))		(2,553,192)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”).

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2021, accumulated net unrealized appreciation on investments was $73,776,101, consisting of $76,909,880 gross unrealized appreciation and $3,133,779 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.